Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
(Loss) Profit for the year	$ (17,698)	$ 16,518	$ 8,995
Adjustments to reconcile net (loss) profit to net cash flows from operating activities:
Depreciation of property, plants and equipments	6,506	6,295	5,362
Depreciation of right-of-use assets	321	223
Loss on disposals of property, plants and equipments	151	86	281
Net accrued interest	9,240	9,107	10,378
Income from customer surcharges	(1,550)	(1,567)	(1,385)
Exchange difference	2,955	5,674	5,506
Income tax	(3,563)	14,530	3,930
Allowance for the impairment of trade and other receivables, net of recovery	4,183	1,844	2,046
Adjustment to present value of receivables	129	104	1
Provision for contingencies	683	1,861	1,516
Changes in fair value of financial assets	(989)	(383)	(1,473)
Accrual of benefit plans	477	357	235
Net gain from the repurchase of Corporate Notes	(415)	(622)	(10)
Gain from interest in joint ventures		(2)	(3)
Income from non-reimbursable customer contributions	(26)	(9)	(12)
Other reserve constitution - Share bases compensation plan			22
Termination of agreement on real estate asset		(164)
Other financial results	206	200
Impairment of property, plant and equipment	17,396
Agreement on the Regularization of Obligations		(23,270)
Monetary gain (RECPAM)	(9,767)	(15,236)	(17,800)
Changes in operating assets and liabilities:
Increase in trade receivables	(3,823)	(5,164)	(4,463)
(Increase) Decrease in other receivables	(350)	1,172	1,746
Decrease (Increase) in inventories	33	(687)	(1,716)
Increase in financial assets at amortized cost	(317)
Increase in deferred revenue	1,259		185
(Decrease) Increase in trade payables	(296)	5,139	2,602
Increase in salaries and social security payable	1,711	1,225	1,184
Decrease in benefit plans	(14)	(61)	(116)
(Decrease) Increase in tax liabilities	(91)	1,341	(1,079)
Decrease in other payables	(54)	(976)	6,741
Derivative financial instruments payments	(290)
Decrease in provisions	(117)	(133)	(681)
Payment of income tax payable	(2,420)	(3,572)	(1,855)
Subtotal before variation in debt with CAMMESA	3,470	13,830	20,137
Increase in past due commercial debt with CAMMESA	13,866
Net cash flows generated by operating activities	17,336	13,830	20,137
Cash flows from investing activities
Payment of property, plants and equipments	(9,847)	(12,755)	(17,309)
Net collection of financial assets		2,220	(4,908)
Redemtion net of money market funds	2,583	3,441	4,840
Mutuum charges granted to third parties	35	196
Mutuum payments granted to third parties		(135)	(240)
Collection of receivables from sale of subsidiaries	10	14	185
Net cash flows used in investing activities	(7,219)	(7,019)	(17,432)
Cash flows from financing activities
Payment of borrowings	(750)	(2,169)
Payment of lease liability	(686)	(291)
Payment of interests from borrowings	(918)	(1,545)	(1,366)
Repurchase of Corporate Notes	(3,798)	(2,084)	(786)
Acquisition of own shares		(816)	(2,237)
Net cash flows used in financing activities	(6,152)	(6,905)	(4,389)
Increase (decrease) in cash and cash equivalents	3,965	(94)	(1,684)
Cash and cash equivalents at the beginning of year	558	58	256
Exchange differences in cash and cash equivalents	(364)	597	327
Result from exposure to inflation	203	(3)	1,159
Increase (decrease) in cash and cash equivalents	3,965	(94)	(1,684)
Cash and cash equivalents at the end of the year	4,362	558	58
Supplemental cash flows information Non-cash activities
Adquisition of advances to suppliers, property, plant and equipment through increased trade payables	(1,226)	(746)	(1,417)
Adquisition of advances to suppliers, right-of-use assets through increased trade payables	$ (246)	$ (579)
Decrease of property, plant and equipment through increased other receivables			$ 920